Share Based Compensation (Options Granted) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Option Issue Five [Member]	Dec. 31, 2013 Option Issue Six [Member]	Dec. 31, 2013 Share Based Options [Member] USD ($)	Dec. 31, 2012 Share Based Options [Member] USD ($)	Dec. 31, 2012 Share Based Options [Member] Option Issue Five [Member] CAD	Dec. 31, 2013 Share Based Options [Member] Option Issue Six [Member] CAD
Share-based Compensation Arrangement, Options [Line Items]
Description of award			Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company’s Board of Directors, or its designate.
Number of shares authorized			4,000
Determination of expiry date			expire on the 10th anniversary date of the grant
Award vesting rights			Options, in the absence of any other determination, vest and become exercisable equally on their first, second, third and fourth anniversary dates		December 31, 2016	March 25, 2016
Weighted average grant date market value of all options outstanding			$ 20.67	$ 22.28
Grant date	Aug. 20, 2012	Mar. 26, 2013			Aug. 20, 2012	Mar. 26, 2013
Options granted			176	210	210	176
Terms of award			The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. On termination of employment without cause, death or disability, the options vest and become immediately exercisable and are not transferable or assignable.		share based options, all of which have stock appreciation rights	options, all of which have stock appreciation rights
Exercise price					20.29	21.35
Grant date market value					20.01	21.35
Expiry date					Dec. 31, 2021	Mar. 25, 2023